Capital Structure - Summary of Authorized and Issued Share Capital (Details) - USD ($)						12 Months Ended
	Nov. 29, 2024	Nov. 26, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2024	Dec. 31, 2023
Authorized share capital:
Number of ordinary shares						750,000,000	70,000,000
Number of preference shares						150,000,000	30,000,000
Ordinary Shares, authorized						$ 7,500,000	$ 700,000
Preference Shares, authorized						227,000	45,000
Total authorized share capital						$ 7,727,000	$ 745,000
Issued share capital:
Ordinary shares, issued						60,395,839	60,395,839
Ordinary shares, value						$ 604,000	$ 604,000
Total issued share capital						$ 636,000	$ 636,000
Ordinary shares, par value						$ 0.01	$ 0.01
Preference shares, par value						$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Issued share capital:
Preference shares, issued					11,000,000,000,000	11,000,000	11,000,000
Preference shares, value						$ 17,000	$ 17,000
Preferred Stock, Dividend Rate, Percentage	5.95%				5.95%	5.95%	5.95%
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
Redemption price per share					$ 25	$ 25	$ 25
5.625% Preference Shares (AHL PRD)
Issued share capital:
Preference shares, issued				10,000,000		10,000,000	10,000,000
Preference shares, value						$ 15,000	$ 15,000
Preferred Stock, Dividend Rate, Percentage				5.625%		5.625%	5.625%
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
Redemption price per share				$ 25		$ 25	$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Issued share capital:
Preference shares, issued			10,000,000			10,000,000	10,000,000
Preference shares, value						$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage			5.625%			5.625%	5.625%
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
Redemption price per share			$ 25			$ 25,000	$ 25,000
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Issued share capital:
Preference shares, issued		9,000,000				9,000,000	0
Preference shares, value						$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage		7.00%				7.00%	7.00%
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
Redemption price per share		$ 25				$ 25,000	$ 25,000